Total
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®

American Funds Short-Term Tax-Exempt Bond Fund® (STEX)

Limited Term Tax-Exempt Bond Fund of America® (LTEX)

The Tax-Exempt Bond Fund of America® (TEBF)

American High-Income Municipal Bond Fund® (AHIM)

The Tax-Exempt Fund of California® (TEFCA)

American Funds Tax-Exempt Fund of New York® (TEFNY)

Prospectus Supplement

June 30, 2020

(for prospectus dated October 1, 2019, as supplemented to date)

2. The “Shareholder fees” table in the “Fees and expenses of the fund” section of LTEX summary prospectus is amended to read as follows. Except as indicated below, footnotes in the summary prospectus remain unchanged.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

4. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to reflect revisions as provided.
Expense Example	10 years
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C | USD ($)	1,398

Expense Example No Redemption	10 years
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C | USD ($)	1,398

5. The following is added to the end of “Market conditions” in the “Principal risks” section of the summary portion of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your prospectus.